Derivatives - Summary of Derivative Interest Rate Swap Contract List (Details) - 12 months ended Dec. 31, 2022 $ in Thousands, $ in Thousands, ₩ in Millions		KRW (₩)	AUD ($)	USD ($)
Designated as Hedging Instrument | Interest rate swap 1 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Export-Import Bank of Korea
Derivative, Term of Contract		2015~2031
Contract Interest rate Pay		2.67%
Contract Interest rate Receive		6M USD Libor
Contract amount | $				$ 15,893
Designated as Hedging Instrument | Interest rate swap 2 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		ING Bank
Derivative, Term of Contract		2015~2031
Contract Interest rate Pay		2.67%
Contract Interest rate Receive		6M USD Libor
Contract amount | $				7,861
Designated as Hedging Instrument | Interest rate swap 3 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		BNP Paribas
Derivative, Term of Contract		2015~2031
Contract Interest rate Pay		2.67%
Contract Interest rate Receive		6M USD Libor
Contract amount | $				7,861
Designated as Hedging Instrument | Interest rate swap 4 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		BNP Paribas
Derivative, Term of Contract		2009~2027
Contract Interest rate Pay		4.16%
Contract Interest rate Receive		6M USD Libor
Contract amount | $				51,891
Designated as Hedging Instrument | Interest rate swap 5 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		KFW
Derivative, Term of Contract		2009~2027
Contract Interest rate Pay		4.16%
Contract Interest rate Receive		6M USD Libor
Contract amount | $				51,891
Designated as Hedging Instrument | Interest rate swap 6 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Export-Import Bank of Korea
Derivative, Term of Contract		2016~2036
Contract Interest rate Pay		3.00%
Contract Interest rate Receive		6M USD Libor
Contract amount | $				$ 66,124
Not Designated as Hedging Instrument | Interest rate swap 1 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty	[1]	Nomura
Derivative, Term of Contract	[1]	2018~2038
Contract Interest rate Pay	[1]	2.56
Contract Interest rate Receive	[1]	3.75
Contract amount	[1]	₩ 30,000
Not Designated as Hedging Instrument | Interest rate swap 2 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2018~2023
Contract Interest rate Pay		2.15
Contract Interest rate Receive		3M CD + 0.19
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 3 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2018~2023
Contract Interest rate Pay		2.17
Contract Interest rate Receive		3M CD + 0.19
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 4 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2018~2023
Contract Interest rate Pay		2.03
Contract Interest rate Receive		3M CD + 0.21
Contract amount		₩ 150,000
Not Designated as Hedging Instrument | Interest rate swap 5 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2019~2024
Contract Interest rate Pay		1.87
Contract Interest rate Receive		3M CD + 0.13
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 6 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Shinhan Bank
Derivative, Term of Contract		2021~2025
Contract Interest rate Pay		2.32
Contract Interest rate Receive		3M CD + 0.43
Contract amount		₩ 100,000
Not Designated as Hedging Instrument | Interest rate swap 7 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.02
Contract Interest rate Receive		3M CD + 0.61
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 8 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.04
Contract Interest rate Receive		3M CD + 0.58
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 9 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.38
Contract Interest rate Receive		3M CD + 0.59
Contract amount		₩ 250,000
Not Designated as Hedging Instrument | Interest rate swap 10 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.55
Contract Interest rate Receive		3M CD + 0.60
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 11 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Shinhan Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.53
Contract Interest rate Receive		3M CD + 0.55
Contract amount		₩ 150,000
Not Designated as Hedging Instrument | Interest rate swap 12 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.70
Contract Interest rate Receive		3M CD + 0.59
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 13 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.89
Contract Interest rate Receive		3M CD + 0.67
Contract amount		₩ 300,000
Not Designated as Hedging Instrument | Interest rate swap 14 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.93
Contract Interest rate Receive		3M CD + 0.67
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 15 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.80
Contract Interest rate Receive		3M CD + 0.68
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 16 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		4.04
Contract Interest rate Receive		3M CD + 0.60
Contract amount		₩ 300,000
Not Designated as Hedging Instrument | Interest rate swap 17 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		4.68
Contract Interest rate Receive		3M CD + 1.04
Contract amount		₩ 100,000
Not Designated as Hedging Instrument | Interest rate swap 18 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		5.45
Contract Interest rate Receive		3M CD + 1.20
Contract amount		₩ 100,000
Not Designated as Hedging Instrument | Interest rate swap 19 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2017~2032
Contract Interest rate Pay		3M Libor + 2.22
Contract Interest rate Receive		2.60
Contract amount		₩ 52,457
Not Designated as Hedging Instrument | Interest rate swap 20 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2017~2032
Contract Interest rate Pay		3M Libor + 2.24
Contract Interest rate Receive		2.62
Contract amount		₩ 59,423
Not Designated as Hedging Instrument | Interest rate swap 21 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty	[2]	Nomura
Derivative, Term of Contract	[2]	2021~2041
Contract Interest rate Pay	[2]	1.84
Contract Interest rate Receive	[2]	2.60
Contract amount	[2]	₩ 30,000
Not Designated as Hedging Instrument | Interest rate swap 22 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty	[3]	Nomura
Derivative, Term of Contract	[3]	2021~2041
Contract Interest rate Pay	[3]	1.87
Contract Interest rate Receive	[3]	2.38
Contract amount	[3]	₩ 50,000
Not Designated as Hedging Instrument | Interest rate swap 23 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		ANZ
Derivative, Term of Contract		2022 - 2025
Contract Interest rate Pay		0.48
Contract Interest rate Receive		3.33
Contract amount | $			$ 540
Not Designated as Hedging Instrument | Interest rate swap 24 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		DBS Bank
Derivative, Term of Contract		2022 - 2025
Contract Interest rate Pay		0.48
Contract Interest rate Receive		3.33
Contract amount | $			540
Not Designated as Hedging Instrument | Interest rate swap 25 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Societe Generale
Derivative, Term of Contract		2022 - 2025
Contract Interest rate Pay		0.48
Contract Interest rate Receive		3.28
Contract amount | $			$ 540

[1]	2.56% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CD + 0.10% is applied thereafter. Depending on the counterparty exercising the right, the contract may be early settled on the same date every year from June 15, 2023.
[2]	1.84% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT + 0.35% is applied thereafter.
[3]	1.87% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT + 0.35% is applied thereafter.